PORTFOLIO OF INVESTMENTS – as of April 30, 2021 (Unaudited)

Natixis Sustainable Future 2045 Fund

Shares	Description	Value (†)
Common Stocks – 55.3% of Net Assets
	Aerospace & Defense – 1.0%
21	Axon Enterprise, Inc.(a)	$3,184
201	Boeing Co. (The)(a)	47,096
69	General Dynamics Corp.	13,126
6	L3Harris Technologies, Inc.	1,255
30	Moog, Inc., Class A	2,597
76	Raytheon Technologies Corp.	6,326

		73,584

	Air Freight & Logistics – 0.6%
329	Expeditors International of Washington, Inc.	36,144
42	United Parcel Service, Inc., Class B	8,562

		44,706

	Airlines – 0.2%
15	Alaska Air Group, Inc.(a)	1,037
80	Delta Air Lines, Inc.(a)	3,754
325	JetBlue Airways Corp.(a)	6,617

		11,408

	Auto Components – 0.2%
12	Aptiv PLC(a)	1,726
17	BorgWarner, Inc.	826
220	Dana, Inc.	5,566
27	Visteon Corp.(a)	3,289

		11,407

	Automobiles – 0.4%
434	General Motors Co.(a)	24,834
31	Thor Industries, Inc.	4,389

		29,223

	Banks – 2.8%
80	Ameris Bancorp	4,327
144	BancorpSouth Bank	4,261
886	Bank of America Corp.	35,910
438	Citigroup, Inc.	31,203
137	Citizens Financial Group, Inc.	6,340
12	Comerica, Inc.	902
74	Cullen/Frost Bankers, Inc.	8,884
54	Fifth Third Bancorp	2,189
253	Fulton Financial Corp.	4,314
96	Huntington Bancshares, Inc.	1,471
135	International Bancshares Corp.	6,398
190	KeyCorp	4,134
35	M&T Bank Corp.	5,519
224	People’s United Financial, Inc.	4,061
82	PNC Financial Services Group, Inc. (The)	15,330
219	Regions Financial Corp.	4,774

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
123	TCF Financial Corp.	$5,599
62	Texas Capital Bancshares, Inc.(a)	4,255
254	Truist Financial Corp.	15,065
209	Trustmark Corp.	6,774
122	U.S. Bancorp	7,241
127	Webster Financial Corp.	6,719
444	Wells Fargo & Co.	20,002
56	Wintrust Financial Corp.	4,318

		209,990

	Beverages – 1.6%
203	Coca-Cola Co. (The)	10,958
94	Constellation Brands, Inc., Class A	22,590
718	Keurig Dr Pepper, Inc.	25,740
513	Monster Beverage Corp.(a)	49,787
72	PepsiCo, Inc.	10,380

		119,455

	Biotechnology – 1.2%
54	AbbVie, Inc.	6,021
50	Amgen, Inc.	11,982
15	Biogen, Inc.(a)	4,010
134	BioMarin Pharmaceutical, Inc.(a)	10,441
39	Gilead Sciences, Inc.	2,475
19	Ligand Pharmaceuticals, Inc.(a)	2,772
102	Regeneron Pharmaceuticals, Inc.(a)	49,093

		86,794

	Building Products – 0.3%
32	Carrier Global Corp.	1,394
29	Johnson Controls International PLC	1,808
22	Lennox International, Inc.	7,377
65	Owens Corning	6,293
40	Trex Co., Inc.(a)	4,320

		21,192

	Capital Markets – 3.7%
12	Ameriprise Financial, Inc.	3,101
709	Bank of New York Mellon Corp. (The)	35,365
10	BlackRock, Inc.	8,193
440	Charles Schwab Corp. (The)	30,976
18	CME Group, Inc.	3,636
63	FactSet Research Systems, Inc.	21,182
64	Franklin Resources, Inc.	1,920
70	Goldman Sachs Group, Inc. (The)	24,392
33	Intercontinental Exchange, Inc.	3,884
24	Invesco Ltd.	648
110	Janus Henderson Group PLC	3,783
209	KKR & Co., Inc.	11,825
32	Moody’s Corp.	10,455
24	Morgan Stanley	1,981

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
38	MSCI, Inc.	$18,459
130	Northern Trust Corp.	14,794
46	S&P Global, Inc.	17,958
284	SEI Investments Co.	17,449
461	State Street Corp.	38,701
7	T. Rowe Price Group, Inc.	1,254
26	Virtus Investment Partners, Inc.	7,110

		277,066

	Chemicals – 0.6%
10	Air Products & Chemicals, Inc.	2,885
29	DuPont de Nemours, Inc.	2,236
12	Ecolab, Inc.	2,689
56	HB Fuller Co.	3,742
42	Innospec, Inc.	4,091
52	Linde PLC	14,864
47	Minerals Technologies, Inc.	3,673
8	PPG Industries, Inc.	1,370
11	Sherwin-Williams Co. (The)	3,012
29	Stepan Co.	3,789

		42,351

	Commercial Services & Supplies – 0.2%
55	Healthcare Services Group, Inc.	1,647
30	MSA Safety, Inc.	4,823
7	Republic Services, Inc.	744
42	Tetra Tech, Inc.	5,360
14	Waste Management, Inc.	1,932

		14,506

	Communications Equipment – 0.6%
39	Arista Networks, Inc.(a)	12,291
68	Ciena Corp.(a)	3,432
526	Cisco Systems, Inc.	26,779
7	F5 Networks, Inc.(a)	1,307
38	Lumentum Holdings, Inc.(a)	3,232

		47,041

	Construction & Engineering – 0.1%
136	AECOM(a)	9,035

	Consumer Finance – 1.5%
851	Ally Financial, Inc.	43,784
176	American Express Co.	26,990
264	Capital One Financial Corp.	39,357
40	Green Dot Corp., Class A(a)	1,830
37	PROG Holdings, Inc.	1,885

		113,846

	Containers & Packaging – 0.2%
60	Ball Corp.	5,618

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – continued
46	International Paper Co.	$2,668
201	O-I Glass, Inc.(a)	3,315

		11,601

	Distributors – 0.1%
38	Genuine Parts Co.	4,749

	Diversified Telecommunication Services – 0.3%
196	AT&T, Inc.	6,157
1,145	Lumen Technologies, Inc.	14,690

		20,847

	Electric Utilities – 0.6%
125	American Electric Power Co., Inc.	11,089
207	Edison International	12,306
32	Eversource Energy	2,759
40	IDACORP, Inc.	4,099
196	NextEra Energy, Inc.	15,192
38	PPL Corp.	1,107

		46,552

	Electrical Equipment – 0.4%
16	Acuity Brands, Inc.	2,968
364	Ballard Power Systems, Inc.(a)	7,961
47	Eaton Corp. PLC	6,718
26	Hubbell, Inc.	4,992
32	Rockwell Automation, Inc.	8,456
42	Sunrun, Inc.(a)	2,058

		33,153

	Electronic Equipment, Instruments & Components – 0.7%
20	Amphenol Corp., Class A	1,347
72	Avnet, Inc.	3,162
77	Cognex Corp.	6,631
16	Coherent, Inc.(a)	4,160
36	Corning, Inc.	1,592
129	Itron, Inc.(a)	11,602
15	Littelfuse, Inc.	3,979
15	Rogers Corp.(a)	2,938
130	TE Connectivity Ltd.	17,481
129	Vishay Intertechnology, Inc.	3,169

		56,061

	Energy Equipment & Services – 0.4%
549	Archrock, Inc.	5,128
113	Baker Hughes Co.	2,269
88	NOV, Inc.(a)	1,315
676	Schlumberger NV	18,286

		26,998

	Entertainment – 1.3%
33	Activision Blizzard, Inc.	3,009

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – continued
68	Cinemark Holdings, Inc.(a)	$1,442
68	Electronic Arts, Inc.	9,661
44	Netflix, Inc.(a)	22,593
313	Walt Disney Co. (The)(a)	58,224

		94,929

	Food & Staples Retailing – 0.2%
61	BJ’s Wholesale Club Holdings, Inc.(a)	2,725
3	Costco Wholesale Corp.	1,116
74	Kroger Co. (The)	2,704
187	SpartanNash Co.	3,622
15	Sysco Corp.	1,271
63	Walgreens Boots Alliance, Inc.	3,346

		14,784

	Food Products – 0.4%
70	Campbell Soup Co.	3,343
21	Conagra Brands, Inc.	779
69	Darling Ingredients, Inc.(a)	4,792
52	General Mills, Inc.	3,165
74	Hain Celestial Group, Inc. (The)(a)	3,035
71	Hormel Foods Corp.	3,280
40	Ingredion, Inc.	3,736
14	J.M. Smucker Co. (The)	1,834
24	Kellogg Co.	1,498
15	McCormick & Co., Inc.	1,355

		26,817

	Gas Utilities – 0.2%
82	New Jersey Resources Corp.	3,440
43	ONE Gas, Inc.	3,460
93	South Jersey Industries, Inc.	2,302
92	UGI Corp.	4,021

		13,223

	Health Care Equipment & Supplies – 1.0%
51	Abbott Laboratories	6,124
9	Baxter International, Inc.	771
7	Becton Dickinson & Co.	1,742
44	Boston Scientific Corp.(a)	1,918
7	Cooper Cos., Inc. (The)	2,876
18	Danaher Corp.	4,571
14	DENTSPLY SIRONA, Inc.	945
54	Edwards Lifesciences Corp.(a)	5,158
43	Globus Medical, Inc., Class A(a)	3,086
20	Haemonetics Corp.(a)	1,345
40	Hill-Rom Holdings, Inc.	4,409
24	Hologic, Inc.(a)	1,573
19	Intuitive Surgical, Inc.(a)	16,435
39	Medtronic PLC	5,106
100	Meridian Bioscience, Inc.(a)	1,958

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
33	Merit Medical Systems, Inc.(a)	$2,099
21	Penumbra, Inc.(a)	6,426
12	Quidel Corp.(a)	1,258
6	STERIS PLC	1,266
11	Stryker Corp.	2,889

		71,955

	Health Care Providers & Services – 1.9%
14	Amedisys, Inc.(a)	3,778
25	Anthem, Inc.	9,485
139	Centene Corp.(a)	8,582
10	Chemed Corp.	4,766
33	Cigna Corp.	8,217
195	CVS Health Corp.	14,898
36	Encompass Health Corp.	3,055
153	HCA Healthcare, Inc.	30,762
28	Henry Schein, Inc.(a)	2,030
63	Humana, Inc.	28,050
23	Laboratory Corp. of America Holdings(a)	6,115
150	MEDNAX, Inc.(a)	3,948
68	Patterson Cos., Inc.	2,186
35	Quest Diagnostics, Inc.	4,616
29	UnitedHealth Group, Inc.	11,565

		142,053

	Health Care Technology – 0.3%
160	Allscripts Healthcare Solutions, Inc.(a)	2,490
251	Cerner Corp.	18,837

		21,327

	Hotels, Restaurants & Leisure – 2.2%
12	Booking Holdings, Inc.(a)	29,593
4	Chipotle Mexican Grill, Inc.(a)	5,968
35	Dine Brands Global, Inc.(a)	3,383
11	Expedia Group, Inc.(a)	1,938
163	Hilton Worldwide Holdings, Inc.(a)	20,978
47	Jack in the Box, Inc.	5,671
551	MGM Resorts International	22,437
18	Royal Caribbean Cruises Ltd.(a)	1,565
53	Shake Shack, Inc., Class A(a)	5,764
279	Starbucks Corp.	31,943
155	Wendy’s Co. (The)	3,498
286	Yum China Holdings, Inc.	17,995
96	Yum! Brands, Inc.	11,474

		162,207

	Household Durables – 0.3%
122	KB Home	5,884
91	Meritage Homes Corp.(a)	9,681
16	Mohawk Industries, Inc.(a)	3,288

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – continued
156	Taylor Morrison Home Corp.(a)	$4,869

		23,722

	Household Products – 0.5%
6	Clorox Co. (The)	1,095
243	Colgate-Palmolive Co.	19,610
126	Kimberly-Clark Corp.	16,798

		37,503

	Independent Power & Renewable Electricity Producers – 0.4%
76	AES Corp. (The)	2,114
119	Boralex, Inc., Class A	3,934
171	NextEra Energy Partners LP	12,748
68	Ormat Technologies, Inc.	4,923
111	Sunnova Energy International, Inc.(a)	3,921

		27,640

	Industrial Conglomerates – 0.3%
22	Carlisle Cos., Inc.	4,216
1,523	General Electric Co.	19,982
8	Honeywell International, Inc.	1,784

		25,982

	Insurance – 1.6%
26	Aflac, Inc.	1,397
38	Allstate Corp. (The)	4,818
459	American International Group, Inc.	22,239
67	Chubb Ltd.	11,497
66	First American Financial Corp.	4,257
25	Hanover Insurance Group, Inc. (The)	3,458
139	Hartford Financial Services Group, Inc. (The)	9,168
13	Lincoln National Corp.	834
42	Marsh & McLennan Cos., Inc.	5,699
293	MetLife, Inc.	18,644
62	Prudential Financial, Inc.	6,222
210	Reinsurance Group of America, Inc.	27,411
31	Travelers Cos., Inc. (The)	4,794

		120,438

	Interactive Media & Services – 3.1%
27	Alphabet, Inc., Class A(a)	63,544
30	Alphabet, Inc., Class C(a)	72,304
295	Facebook, Inc., Class A(a)	95,899

		231,747

	Internet & Direct Marketing Retail – 2.2%
202	Alibaba Group Holding Ltd., Sponsored ADR(a)	46,652
23	Amazon.com, Inc.(a)	79,751
583	eBay, Inc.	32,525
7	Etsy, Inc.(a)	1,391

Shares	Description	Value (†)
Common Stocks – continued
	Internet & Direct Marketing Retail – continued
633	Qurate Retail, Inc., Class A	$7,533

		167,852

	IT Services – 3.1%
59	Accenture PLC, Class A	17,108
109	Akamai Technologies, Inc.(a)	11,848
147	Automatic Data Processing, Inc.	27,488
51	Cognizant Technology Solutions Corp., Class A	4,100
605	DXC Technology Co.(a)	19,911
166	Fiserv, Inc.(a)	19,940
106	Gartner, Inc.(a)	20,763
87	MasterCard, Inc., Class A	33,239
24	Paychex, Inc.	2,340
13	VeriSign, Inc.(a)	2,844
286	Visa, Inc., Class A	66,798
21	WEX, Inc.(a)	4,310

		230,689

	Leisure Products – 0.0%
95	Callaway Golf Co.	2,750

	Life Sciences Tools & Services – 0.7%
21	Agilent Technologies, Inc.	2,807
15	Bio-Techne Corp.	6,412
64	Illumina, Inc.(a)	25,142
86	NeoGenomics, Inc.(a)	4,213
38	Repligen Corp.(a)	8,045
13	Thermo Fisher Scientific, Inc.	6,113
8	Waters Corp.(a)	2,399

		55,131

	Machinery – 2.2%
51	AGCO Corp.	7,442
160	Caterpillar, Inc.	36,498
29	Chart Industries, Inc.(a)	4,658
62	Cummins, Inc.	15,627
172	Deere & Co.	63,786
13	Illinois Tool Works, Inc.	2,996
68	ITT, Inc.	6,413
87	Kennametal, Inc.	3,494
53	Oshkosh Corp.	6,595
17	Parker-Hannifin Corp.	5,335
16	Proto Labs, Inc.(a)	1,793
64	Terex Corp.	3,007
59	Toro Co. (The)	6,761

		164,405

	Media – 1.3%
4	Cable One, Inc.	7,160
43	Charter Communications, Inc., Class A(a)	28,958
747	Comcast Corp., Class A	41,944

Shares	Description	Value (†)
Common Stocks – continued
	Media – continued
113	Discovery, Inc., Series A(a)	$4,255
24	Discovery, Inc., Series C(a)	775
80	Fox Corp., Class A	2,994
52	Interpublic Group of Cos., Inc. (The)	1,651
75	New York Times Co. (The), Class A	3,406
65	News Corp., Class A	1,703
88	Omnicom Group, Inc.	7,239

		100,085

	Metals & Mining – 0.3%
206	Cleveland-Cliffs, Inc.(a)	3,679
116	Commercial Metals Co.	3,390
11	Nucor Corp.	905
52	Reliance Steel & Aluminum Co.	8,336
32	Royal Gold, Inc.	3,579

		19,889

	Multi-Utilities – 0.2%
72	Consolidated Edison, Inc.	5,573
28	DTE Energy Co.	3,921
36	Sempra Energy	4,953
17	WEC Energy Group, Inc.	1,652

		16,099

	Multiline Retail – 0.2%
297	Macy’s, Inc.(a)	4,924
42	Target Corp.	8,705

		13,629

	Oil, Gas & Consumable Fuels – 1.2%
910	APA Corp.	18,200
173	ConocoPhillips	8,847
83	Devon Energy Corp.	1,941
165	Diamondback Energy, Inc.	13,486
387	EOG Resources, Inc.	28,499
131	EQT Corp.(a)	2,502
189	Kinder Morgan, Inc.	3,222
396	Marathon Oil Corp.	4,459
76	ONEOK, Inc.	3,978
401	Southwestern Energy Co.(a)	1,712
51	Valero Energy Corp.	3,772
67	World Fuel Services Corp.	2,072

		92,690

	Paper & Forest Products – 0.1%
90	Louisiana-Pacific Corp.	5,929

	Personal Products – 0.0%
4	Estee Lauder Cos., Inc. (The), Class A	1,255

	Pharmaceuticals – 1.3%
74	Bristol-Myers Squibb Co.	4,619

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – continued
25	Eli Lilly & Co.	$4,569
29	Jazz Pharmaceuticals PLC(a)	4,768
231	Merck & Co., Inc.	17,209
333	Novartis AG, Sponsored ADR	28,385
121	Novo Nordisk A/S, Sponsored ADR	8,948
38	Perrigo Co. PLC	1,582
175	Pfizer, Inc.	6,764
551	Roche Holding AG, Sponsored ADR	22,431
8	Zoetis, Inc.	1,384

		100,659

	Professional Services – 0.2%
54	Exponent, Inc.	5,202
9	IHS Markit Ltd.	968
21	Insperity, Inc.	1,838
52	Korn Ferry	3,530
31	ManpowerGroup, Inc.	3,748
30	Nielsen Holdings PLC	770

		16,056

	Real Estate Management & Development – 0.2%
127	CBRE Group, Inc., Class A(a)	10,820
28	Jones Lang LaSalle, Inc.(a)	5,262

		16,082

	REITs - Apartments – 0.2%
94	American Campus Communities, Inc.	4,250
66	Camden Property Trust	7,951
30	Equity Residential	2,227

		14,428

	REITs - Diversified – 0.2%
46	American Tower Corp.	11,719
8	Crown Castle International Corp.	1,513
45	CyrusOne, Inc.	3,277
59	Weyerhaeuser Co.	2,288

		18,797

	REITs - Health Care – 0.0%
31	Ventas, Inc.	1,719
15	Welltower, Inc.	1,126

		2,845

	REITs - Hotels – 0.1%
100	Host Hotels & Resorts, Inc.(a)	1,816
291	Park Hotels & Resorts, Inc.(a)	6,492

		8,308

	REITs - Mortgage – 0.1%
181	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,484

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Office Property – 0.3%
6	Boston Properties, Inc.	$656
141	Corporate Office Properties Trust	3,954
160	Douglas Emmett, Inc.	5,366
213	Easterly Government Properties, Inc.	4,565
75	Kilroy Realty Corp.	5,140

		19,681

	REITs - Shopping Centers – 0.1%
400	Brixmor Property Group, Inc.	8,936

	REITs - Storage – 0.0%
27	Iron Mountain, Inc.	1,083

	REITs - Warehouse/Industrials – 0.1%
77	ProLogis, Inc.	8,973

	Road & Rail – 0.3%
30	CSX Corp.	3,023
35	Norfolk Southern Corp.	9,773
44	Ryder System, Inc.	3,513
27	Union Pacific Corp.	5,996

		22,305

	Semiconductors & Semiconductor Equipment – 2.7%
49	Advanced Micro Devices, Inc.(a)	3,999
22	Analog Devices, Inc.	3,369
35	Applied Materials, Inc.	4,645
54	Cirrus Logic, Inc.(a)	4,018
119	Cree, Inc.(a)	11,831
45	Enphase Energy, Inc.(a)	6,266
152	First Solar, Inc.(a)	11,633
71	Ichor Holdings Ltd.(a)	3,960
178	Intel Corp.	10,240
7	Lam Research Corp.	4,343
32	Micron Technology, Inc.(a)	2,754
128	NVIDIA Corp.	76,849
5	NXP Semiconductors NV	962
219	QUALCOMM, Inc.	30,397
44	Silicon Laboratories, Inc.(a)	6,202
66	Texas Instruments, Inc.	11,914
24	Universal Display Corp.	5,369
8	Xilinx, Inc.	1,024

		199,775

	Software – 4.0%
34	Adobe, Inc.(a)	17,284
35	ANSYS, Inc.(a)	12,798
176	Autodesk, Inc.(a)	51,376
34	Blackbaud, Inc.(a)	2,418
49	Bottomline Technologies, Inc.(a)	2,379
11	Citrix Systems, Inc.	1,362
15	Fair Isaac Corp.(a)	7,821

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
223	Microsoft Corp.	$56,236
42	NortonLifeLock, Inc.	908
706	Oracle Corp.	53,508
27	Paylocity Holding Corp.(a)	5,217
40	PTC, Inc.(a)	5,238
30	Qualys, Inc.(a)	3,041
167	salesforce.com, Inc.(a)	38,463
47	SPS Commerce, Inc.(a)	4,815
163	Workday, Inc., Class A(a)	40,261

		303,125

	Specialty Retail – 1.0%
95	American Eagle Outfitters, Inc.	3,284
37	Asbury Automotive Group, Inc.(a)	7,349
4	AutoZone, Inc.(a)	5,856
26	Best Buy Co., Inc.	3,023
17	Five Below, Inc.(a)	3,422
13	GameStop Corp., Class A(a)	2,257
54	Gap, Inc. (The)	1,787
74	Home Depot, Inc. (The)	23,952
23	Lithia Motors, Inc., Class A	8,841
14	Lowe’s Cos., Inc.	2,747
29	Monro, Inc.	2,047
13	TJX Cos., Inc. (The)	923
9	Ulta Beauty, Inc.(a)	2,964
37	Williams-Sonoma, Inc.	6,318

		74,770

	Technology Hardware, Storage & Peripherals – 0.6%
1,126	Hewlett Packard Enterprise Co.	18,038
692	HP, Inc.	23,604
89	NCR Corp.(a)	4,072
15	Seagate Technology PLC	1,393

		47,107

	Textiles, Apparel & Luxury Goods – 0.5%
22	Deckers Outdoor Corp.(a)	7,440
980	Under Armour, Inc., Class A(a)	23,824
74	VF Corp.	6,487
82	Wolverine World Wide, Inc.	3,421

		41,172

	Thrifts & Mortgage Finance – 0.1%
117	Mr. Cooper Group, Inc.(a)	4,034
309	New York Community Bancorp, Inc.	3,696

		7,730

	Trading Companies & Distributors – 0.0%
28	GATX Corp.	2,736

Shares	Description	Value (†)
Common Stocks – continued
	Water Utilities – 0.2%
39	American Water Works Co., Inc.	$6,084
255	Essential Utilities, Inc.	12,018

		18,102

	Wireless Telecommunication Services – 0.2%
64	Shenandoah Telecommunications Co.	3,025
76	T-Mobile US, Inc.(a)	10,042

		13,067

	Total Common Stocks (Identified Cost $3,289,942)	4,151,516

Principal Amount
Bonds and Notes – 3.9%
	Automotive – 0.0%
$2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,237

	Banking – 0.6%
2,000	American Express Co., 3.700%, 8/03/2023	2,144
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,040
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,011
3,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	3,264
2,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	2,153
3,000	Citigroup, Inc., 4.600%, 3/09/2026	3,429
1,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	1,028
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	1,001
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,193
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,135
3,000	KeyCorp, MTN, 2.550%, 10/01/2029	3,078
2,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	2,188
2,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	2,306
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	2,128
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,118
2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	2,141
2,000	State Street Corp., 2.400%, 1/24/2030	2,049

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$3,000	Truist Bank, 3.200%, 4/01/2024	$3,222
3,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	3,221
3,000	Westpac Banking Corp., 2.350%, 2/19/2025	3,156

		47,005

	Brokerage – 0.1%
2,000	BlackRock, Inc., 2.400%, 4/30/2030	2,061
2,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	1,878

		3,939

	Cable Satellite – 0.0%
2,000	Comcast Corp., 3.000%, 2/01/2024	2,137

	Construction Machinery – 0.1%
3,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	3,021
1,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	1,016

		4,037

	Consumer Cyclical Services – 0.1%
2,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,306
2,000	eBay, Inc., 3.800%, 3/09/2022	2,052

		4,358

	Electric – 0.2%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,164
4,000	Entergy Corp., 0.900%, 9/15/2025	3,929
2,000	Exelon Corp., 4.050%, 4/15/2030	2,247
2,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	1,978
1,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	1,075
1,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,067
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,168

		14,628

	Finance Companies – 0.0%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	2,090

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Financial Other – 0.0%
$2,000	ORIX Corp., 2.900%, 7/18/2022	$2,058

	Food & Beverage – 0.1%
4,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	4,018
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,215
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,065

		8,298

	Government Owned - No Guarantee – 0.1%
4,000	Federal National Mortgage Association, 6.625%, 11/15/2030	5,716

	Health Insurance – 0.1%
3,000	Anthem, Inc., 4.101%, 3/01/2028	3,386
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,717

		6,103

	Healthcare – 0.2%
2,000	Cigna Corp., 3.750%, 7/15/2023	2,135
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,275
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,091
2,000	McKesson Corp., 3.950%, 2/16/2028	2,256
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	2,080

		10,837

	Independent Energy – 0.0%
2,000	EQT Corp., 3.000%, 10/01/2022	2,036

	Integrated Energy – 0.1%
3,000	BP Capital Markets PLC, 3.814%, 2/10/2024	3,269
2,000	Exxon Mobil Corp., 2.992%, 3/19/2025	2,153
2,000	Shell International Finance BV, 6.375%, 12/15/2038	2,889

		8,311

	Life Insurance – 0.0%
1,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	1,082

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Media Entertainment – 0.0%
$2,000	ViacomCBS, Inc., 4.750%, 5/15/2025	$2,266

	Midstream – 0.1%
3,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	3,243

	Mortgage Related – 0.4%
594	FHLMC, 3.000%, 6/01/2049	622
9,845	FNMA, 2.500%, 2/01/2051	10,224
15,123	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	15,907
3,869	FNMA, 3.500%, with various maturities in 2049(b)	4,113
1,021	FNMA, 4.000%, 3/01/2050	1,097
1,101	FNMA, 4.500%, with various maturities in 2049(b)	1,200

		33,163

	Natural Gas – 0.1%
4,000	NiSource, Inc., 0.950%, 8/15/2025	3,953

	Pharmaceuticals – 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,187
2,000	Amgen, Inc., 2.650%, 5/11/2022	2,044
4,000	Johnson & Johnson, 1.300%, 9/01/2030	3,786

		8,017

	Property & Casualty Insurance – 0.0%
2,000	American International Group, Inc., 3.400%, 6/30/2030	2,138

	Railroads – 0.0%
2,000	CSX Corp., 2.600%, 11/01/2026	2,123

	REITs - Office Property – 0.0%
2,000	Boston Properties LP, 2.750%, 10/01/2026	2,126

	Restaurants – 0.0%
2,000	Starbucks Corp., 2.250%, 3/12/2030	1,983

	Technology – 0.3%
2,000	Apple, Inc., 2.500%, 2/09/2025	2,130

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Technology – continued
$2,000	Broadcom, Inc., 4.110%, 9/15/2028	$2,209
2,000	HP, Inc., 3.000%, 6/17/2027	2,139
2,000	Intel Corp., 2.450%, 11/15/2029	2,060
3,000	International Business Machines Corp., 4.000%, 6/20/2042	3,418
2,000	NVIDIA Corp., 2.850%, 4/01/2030	2,121
2,000	Oracle Corp., 2.950%, 5/15/2025	2,136
3,000	QUALCOMM, Inc., 1.650%, 5/20/2032	2,801
2,000	VMware, Inc., 2.950%, 8/21/2022	2,060

		21,074

	Treasuries – 1.0%
2,000	U.S. Treasury Bond, 2.500%, 5/15/2046	2,084
7,000	U.S. Treasury Bond, 2.875%, 11/15/2046	7,812
7,000	U.S. Treasury Bond, 3.000%, 5/15/2045	7,969
4,000	U.S. Treasury Bond, 3.000%, 2/15/2048	4,581
6,000	U.S. Treasury Bond, 3.000%, 2/15/2049	6,895
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,345
1,000	U.S. Treasury Bond, 4.500%, 2/15/2036	1,339
13,000	U.S. Treasury Note, 0.375%, 11/30/2025	12,777
3,000	U.S. Treasury Note, 1.125%, 9/30/2021	3,014
8,000	U.S. Treasury Note, 1.250%, 3/31/2028	7,976
3,000	U.S. Treasury Note, 1.625%, 8/31/2022	3,061
15,000	U.S. Treasury Note, 2.125%, 12/31/2022	15,496

		74,349

	Utility Other – 0.0%
1,000	Essential Utilities, Inc., 4.276%, 5/01/2049	1,147

	Wireless – 0.1%
3,000	Vodafone Group PLC, 6.150%, 2/27/2037	4,040

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Wirelines – 0.1%
$2,000	AT&T, Inc., 3.650%, 6/01/2051	$1,924
2,000	AT&T, Inc., 5.250%, 3/01/2037	2,435
2,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.298%, 5/15/2025(c)	2,048

		6,407

	Total Bonds and Notes (Identified Cost $291,776)	290,901

Shares
Exchange-Traded Funds – 8.3%
7,977	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $534,142)	622,924

Affiliated Mutual Funds – 28.3%
13,589	Loomis Sayles Inflation Protected Securities Fund, Class N	161,848
10,640	Loomis Sayles Limited Term Government and Agency Fund, Class N	122,152
12,092	Mirova Global Green Bond Fund, Class N	127,086
46,946	Mirova International Sustainable Equity Fund, Class N	673,682
17,957	WCM Focused Emerging Markets Fund, Institutional Class	360,220
25,914	WCM Focused International Growth Fund, Institutional Class	678,417

	Total Affiliated Mutual Funds (Identified Cost $1,908,469)	2,123,405

Principal Amount
Short-Term Investments – 5.0%
$375,789	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2021 at 0.000% to be repurchased at $375,789 on 5/03/2021 collateralized by $384,000 U.S. Treasury Note, 0.125% due 4/30/2023 valued at $383,670 including accrued interest(d) (Identified Cost $375,789)	375,789

	Total Investments – 100.8% (Identified Cost $6,400,118)	7,564,535
	Other assets less liabilities – (0.8)%	(60,526)

	Net Assets – 100.0%	$7,504,009

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(c)	Variable rate security. Rate as of April 30, 2021 is disclosed.
(d)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the value of Rule 144A holdings amounted to $2,188 or less than 0.1% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2021, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$132,533	$34,898	$4,974	$629	$(1,238)	$161,848	$570
Loomis Sayles Limited Term Government and Agency Fund, Class N	99,640	26,998	3,955	71	(602)	122,152	256
Mirova Global Green Bond Fund, Class N	99,388	33,700	3,673	177	(2,506)	127,086	586
Mirova International Sustainable Equity Fund, Class N	534,741	129,951	21,842	4,058	26,774	673,682	6,560
WCM Focused Emerging Markets Fund, Institutional Class	282,960	87,115	11,777	2,185	(263)	360,220	—
WCM Focused International Growth Fund, Institutional Class	538,318	125,483	24,409	3,919	35,106	678,417	—

	$1,687,580	$438,145	$70,630	$11,039	$57,271	$2,123,405	$7,972

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$4,151,516	$—	$—	$4,151,516
Bonds and Notes*	—	290,901	—	290,901
Exchange-Traded Funds	622,924	—	—	622,924
Affiliated Mutual Funds	2,123,405	—	—	2,123,405
Short-Term Investments	—	375,789	—	375,789

Total	$6,897,845	$666,690	$—	$7,564,535

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2021 (Unaudited)

Equity	86.4%
Fixed Income	9.4
Short-Term Investments	5.0

Total Investments	100.8
Other assets less liabilities	(0.8)

Net Assets	100.0%